UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment |_|; Amendment Number: N/A
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Avery Capital Management LLC
Address:  277 Park Avenue, 26th Floor
          New York, NY 10172

13F File Number: 28-05445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Barry Newburger
Title:    Senior Managing Director
Phone:    212-350-5161

Signature, Place, and Date of Signing:

                                    New York, NY
--------------------------    --------------------------    --------------------
       [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, [ ] and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s) .)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

               Form 13F File Number           Name

             28-                              N/A
                 ----------------------       ----------------------------------
                 [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
                                        ---------------------

Form 13F Information Table Entry Total:          154
                                        ---------------------

Form 13F Information Table Value Total: $      424,615
                                        ---------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.            Form 13F File Number                  Name

     01           028-05447                                Avery Advisors LLC
-------------     --------------------------------------------------------------

[Repeat as necessary.]

    Quarter Ended December 31, 2000

                                                      Form 13F Information Table

          Column 1               Column 2           Column 3   Column 4   Column 5        Column 6    Column 7  Column 8
    --------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Voting
                                                               Value   SHRS or  SH/ Put/  Investment   Other             Authority
       Name of Issuer         Title of Class          Cusip   (x1000)  PRN AMT    Call    Discretion  Managers    Sole  Shared  None
    --------------------------------------------------------------------------------------------------------------------------------
 1  ACNIELSEN CORP                  COM               4833109    1178       32500  SH     Defined      01         Sole
 2  ACNIELSEN CORP                  COM               4833109    3534       97500  SH     Sole                    Sole
 3  ADELPHIA COMMUNICATIONS CORP    CL A              6848105    1424       27584  SH     Defined      01         Sole
 4  ALCATEL                         SPONSORED ADR    13904305    5785      103416  SH     Defined      01         Sole
 5  ANADARKO PETE CORP              COM              32511107    7603      106969  SH     Defined      01         Sole
 6  APPLIED MICRO CIRCUITS CORP     COM              03822W109   1994       26566  SH     Defined      01         Sole
 7  AT & T CDA INC                  DEPS RCPT CL B   00207Q202   1311       45000  SH     Defined      01         Sole
 8  AT & T CDA INC                  DEPS RCPT CL B   00207Q202   3495      120000  SH     Sole                    Sole
 9  AT&T CORP                       COM               1957109     260       15000  SH     Defined      01         Sole
10  AT&T CORP                       COM LIB GRP A     1957208     861       63510  SH     Defined      01         Sole
11  AT&T CORP                       COM WIRLES GRP    1957406    1637       94572  SH     Defined      01         Sole
12  AT&T CORP                       COM               1957109     606       35000  SH     Sole                    Sole
13  AT&T CORP                       COM WIRLES GRP    1957406    3293      190228  SH     Sole                    Sole
14  AVIS GROUP HLDGS INC            CL A             53790101     479       14700  SH     Sole                    Sole
15  AXA                             SPONSORED ADR    54536107    3483       48498  SH     Defined      01         Sole
16  AXA FINL INC                    COM               2451102     427        7500  SH     Sole                    Sole
17  AZURIX CORP                     COM              05501M104    736       89900  SH     Defined      01         Sole
18  AZURIX CORP                     COM              05501M104   2208      269700  SH     Sole                    Sole
19  BANK UTD CORP                   CL A             65412108    5111       74950  SH     Defined      01         Sole
20  BANK UTD CORP                   CL A             65412108   15332      224850  SH     Sole                    Sole
21  BASIN EXPL INC                  COM              70107107    1772       69498  SH     Defined      01         Sole
22  BASIN EXPL INC                  COM              70107107    4792      187902  SH     Sole                    Sole
23  BLUESTONE SOFTWARE INC          COM              09623P102    903       59677  SH     Defined      01         Sole
24  BLUESTONE SOFTWARE INC          COM              09623P102   2606      172323  SH     Sole                    Sole
25  BROADVISION INC                 COM              111412102    288       24349  SH     Defined      01         Sole
26  BROOKFIELD PPTYS CORP           COM              112900105   1351       51134  SH     Defined      01         Sole
27  BURLINGTON RES INC              COM              122014103   3236       64075  SH     Defined      01         Sole
28  CATALYTICA ENERGY SYS INC       COM              148884109    279       16158  SH     Defined      01         Sole
29  CATALYTICA ENERGY SYS INC       COM              148884109    836       48474  SH     Sole                    Sole
30  C-CUBE MICROSYSTEMS INC NEW     COM              12501N108    187       15200  SH     Defined      01         Sole
31  CEPHALON INC                    COM              156708109   1442       22770  SH     Defined      01         Sole
32  CHARTER ONE FINL INC            COM              160903100   1020       35335  SH     Defined      01         Sole
33  CISCO SYS INC                   COM              17275R102    238        6231  SH     Defined      01         Sole
34  CITIGROUP INC                   COM              172967101   3088       60480  SH     Defined      01         Sole
35  CLEAR CHANNEL COMMUNICATIONS    COM              184502102   6394      131995  SH     Defined      01         Sole
36  CMGI INC                        COM              125750109    208       37262  SH     Defined      01         Sole
37  CNET NETWORKS INC               COM              12613R104    509       31840  SH     Defined      01         Sole
38  COASTAL CORP                    COM              190441105   6464       73200  SH     Defined      01         Sole
39  COASTAL CORP                    COM              190441105  19393      219600  SH     Sole                    Sole
40  COMCAST CORP                    CL A SPL         200300200   2674       64047  SH     Defined      01         Sole
41  CONEXANT SYSTEMS INC            COM              207142100    270       17558  SH     Defined      01         Sole
42  CRITICAL PATH INC               COM              22674V100    467       15175  SH     Defined      01         Sole
43  DELHAIZE AMER INC               CL A             246688105   1214       68650  SH     Defined      01         Sole
44  DELHAIZE AMER INC               CL B             246688204    369       20478  SH     Defined      01         Sole
45  DELHAIZE AMER INC               CL A             246688105   3797      214656  SH     Sole                    Sole
46  DELHAIZE AMER INC               CL B             246688204    854       47422  SH     Sole                    Sole
47  DEVON ENERGY CORP NEW           COM              25179M103   4542       74494  SH     Defined      01         Sole

48  DONNA KARAN INTL INC            COM              257826107    225       25000  SH     Defined      01         Sole
49  DONNA KARAN INTL INC            COM              257826107    675       75000  SH     Sole                    Sole
50  EGL INC                         COM              268484102    249       10395  SH     Defined      01         Sole
51  FIRST UN CORP                   COM              337358105   1121       40314  SH     Defined      01         Sole
52  FLEXTRONICS INTL LTD            ORD              Y2573F102   3749      131536  SH     Defined      01         Sole
53  FOREST OIL CORP                 COM PAR $0.01    346091705   1946       52783  SH     Defined      01         Sole
54  GASONICS INTL CORP              COM              367278108   1015       55250  SH     Defined      01         Sole
55  GASONICS INTL CORP              COM              367278108   3046      165750  SH     Sole                    Sole
56  GREAT PLAINS SOFTWARE           COM              39119E105    588       12500  SH     Defined      01         Sole
57  GREAT PLAINS SOFTWARE           COM              39119E105   1765       37500  SH     Sole                    Sole
58  HARMONIC INC                    COM              413160102     88       15468  SH     Defined      01         Sole
59  HEALTH CARE PPTY INVS INC       COM              421915109    500       16739  SH     Defined      01         Sole
60  HONEYWELL INTL INC              COM              438516106   1727       36501  SH     Defined      01         Sole
61  HONEYWELL INTL INC              COM              438516106   5166      109199  SH     Sole                    Sole
62  I2 TECHNOLOGIES INC             COM              465754109   1343       24706  SH     Defined      01         Sole
63  ILLINOIS TOOL WKS INC           COM              452308109   1193       20026  SH     Defined      01         Sole
64  INFINITY BROADCASTING CP NEW    CL A             45662S102   9028      323151  SH     Defined      01         Sole
65  INFINITY BROADCASTING CP NEW    CL A             45662S102  27084      969449  SH     Sole                    Sole
66  INFOSPACE INC                   COM              45678T102    312       35273  SH     Defined      01         Sole
67  INTERMEDIA COMMUNICATIONS INC   COM              458801107    144       20000  SH     Defined      01         Sole
68  INTERMEDIA COMMUNICATIONS INC   COM              458801107   1177      163705  SH     Sole                    Sole
69  INVITROGEN CORP                 COM              46185R100   1938       22440  SH     Defined      01         Sole
70  IRON MTN INC PA                 COM              462846106    983       26488  SH     Defined      01         Sole
71  JOHNS MANVILLE CORP NEW         COM              478129109    351       27125  SH     Defined      01         Sole
72  JOHNS MANVILLE CORP NEW         COM              478129109   1053       81375  SH     Sole                    Sole
73  JUPITER MEDIA METRIX INC        COM              48206U104    342       36681  SH     Defined      01         Sole
74  KEEBLER FOODS CO                COM              487256109   2491       60125  SH     Defined      01         Sole
75  KEEBLER FOODS CO                COM              487256109   7474      180375  SH     Sole                    Sole
76  KIMBERLY CLARK CORP             COM              494368103   1824       25807  SH     Defined      01         Sole
77  KING PHARMACEUTICALS INC        COM              495582108    983       19015  SH     Defined      01         Sole
78  LA Z BOY INC                    COM              505336107    405       25701  SH     Defined      01         Sole
79  LITTON INDS INC                 COM              538021106   1180       15000  SH     Defined      01         Sole
80  LITTON INDS INC                 COM              538021106   3541       45000  SH     Sole                    Sole
81  LUCENT TECHNOLOGIES INC         COM              549463107    888       65743  SH     Defined      01         Sole
82  MACKENZIE FINL CORP             COM              554531103   1570       57600  SH     Defined      01         Sole
83  MACKENZIE FINL CORP             COM              554531103   4425      162400  SH     Sole                    Sole
84  MAVERICK TUBE CORP              COM              577914104   1058       46750  SH     Defined      01         Sole
85  MILLENNIUM PHARMACEUTICALS INC  COM              599902103    916       14800  SH     Defined      01         Sole
86  MIPS TECHNOLOGIES INC           CL A             604567107    616       23067  SH     Defined      01         Sole
87  MIPS TECHNOLOGIES INC           CL A             604567107   1250       46833  SH     Sole                    Sole
88  MORGAN J P & CO INC             COM              616880100   7779       47000  SH     Defined      01         Sole
89  MORGAN J P & CO INC             COM              616880100   9132       55180  SH     Sole                    Sole
90  MORGAN KEEGAN INC               COM              617410105    497       18750  SH     Sole                    Sole
91  MOTOROLA INC                    COM              620076109   1238       61146  SH     Defined      01         Sole
92  MULTEX COM INC                  COM              625367107    395       29845  SH     Defined      01         Sole
93  MUSICLAND STORES CORP           COM              62758B109    464       37500  SH     Defined      01         Sole
94  MUSICLAND STORES CORP           COM              62758B109   1392      112500  SH     Sole                    Sole
95  NEW YORK CMNTY BANCORP INC      COM              649445103   1286       35000  SH     Defined      01         Sole
96  NORTEL NETWORKS CORP NEW        COM              656568102   1469       45804  SH     Defined      01         Sole
97  NORTH FORK BANCORPORATION NY    COM              659424105   2582      105135  SH     Defined      01         Sole
98  OLD KENT FINL CORP              COM              679833103   5688      130000  SH     Defined      01         Sole
99  OLD KENT FINL CORP              COM              679833103  19727      450900  SH     Sole                    Sole
100 OPENWAVE SYS INC                COM              683718100   1248       26041  SH     Defined      01         Sole
101 PACIFIC GULF PPTYS INC          COM              694396102    138       22500  SH     Sole                    Sole
102 PALM INC                        COM              696642107   4969      175500  SH     Defined      01         Sole
103 PENNACO ENERGY INC              COM              708046107    286       14575  SH     Defined      01         Sole
104 PENNACO ENERGY INC              COM              708046107    858       43725  SH     Sole                    Sole
105 PFIZER INC                      COM              717081103   1480       32177  SH     Defined      01         Sole
106 PHARMACIA CORP                  COM              71713U102   1129       18500  SH     Defined      01         Sole

107 R & B FALCON CORP               COM              74912E101    344       15000  SH     Sole                    Sole
108 REPUBLIC SECURITY FINL CORP     COM              760758102    938      129900  SH     Defined      01         Sole
109 REPUBLIC SECURITY FINL CORP     COM              760758102   2813      389700  SH     Sole                    Sole
110 SARA LEE CORP                   COM              803111103    549       22365  SH     Defined      01         Sole
111 SCHWAB CHARLES CORP NEW         COM              808513105   1341       47248  SH     Defined      01         Sole
112 SDL INC                         COM              784076101   1364        9207  SH     Defined      01         Sole
113 SDL INC                         COM              784076101   3689       24893  SH     Sole                    Sole
114 SECURITY CAP U S RLTY           SPONSORED ADR    814136206    339       15000  SH     Defined      01         Sole
115 SECURITY CAP U S RLTY           SPONSORED ADR    814136206    792       35000  SH     Sole                    Sole
116 SHAW COMMUNICATIONS INC         CL B CONV        82028K200   2595       74156  SH     Defined      01         Sole
117 SHAW INDS INC                   COM              820286102   1156       61020  SH     Defined      01         Sole
118 SHAW INDS INC                   COM              820286102   3391      179080  SH     Sole                    Sole
119 SHIRE PHARMACEUTICALS GRP PLC   SPONSORED ADR    82481R106   1376       30000  SH     Defined      01         Sole
120 SHIRE PHARMACEUTICALS GRP PLC   SPONSORED ADR    82481R106   4129       90000  SH     Sole                    Sole
121 SIEBEL SYS INC                  COM              826170102   1947       28731  SH     Defined      01         Sole
122 SILICON VY GROUP INC            COM              827066101   1030       35825  SH     Defined      01         Sole
123 SILICON VY GROUP INC            COM              827066101   3038      105675  SH     Sole                    Sole
124 SMITHKLINE BEECHAM PLC          ADR REP ORD      832378301    828       13000  SH     Defined      01         Sole
125 SMITHKLINE BEECHAM PLC          ADR REP ORD      832378301   2485       39000  SH     Sole                    Sole
126 SOUTHWEST GAS CORP              COM              844895102    521       23835  SH     Defined      01         Sole
127 SOUTHWEST GAS CORP              COM              844895102    229       10465  SH     Sole                    Sole
128 ST JOSEPH LT & PWR CO           COM              790654107    375       15325  SH     Defined      01         Sole
129 ST JOSEPH LT & PWR CO           COM              790654107   1126       45975  SH     Sole                    Sole
130 SUMMIT BANCORP                  COM              866005101   5946      155700  SH     Defined      01         Sole
131 SUMMIT BANCORP                  COM              866005101  17837      467100  SH     Sole                    Sole
132 SUN MICROSYSTEMS INC            COM              866810104    507       18180  SH     Defined      01         Sole
133 TELCOM SEMICONDUCTOR INC        COM              87921P107    283       24903  SH     Defined      01         Sole
134 TELCOM SEMICONDUCTOR INC        COM              87921P107    751       65997  SH     Sole                    Sole
135 TELECORP PCS INC NEW            CL A             879300101   1332       59523  SH     Defined      01         Sole
136 TELEFONICA S A                  SPONSORED ADR    879382208   4964       99279  SH     Defined      01         Sole
137 TEXACO INC                      COM              881694103   2574       41440  SH     Defined      01         Sole
138 TEXACO INC                      COM              881694103   7353      118360  SH     Sole                    Sole
139 TEXAS INSTRS INC                COM              882508104   2454       51810  SH     Defined      01         Sole
140 US BANCORP DEL                  COM              902973106   9036      309587  SH     Defined      01         Sole
141 US BANCORP DEL                  COM              902973106  27110      928813  SH     Sole                    Sole
142 USA NETWORKS INC                COM              902984103   1562       80352  SH     Defined      01         Sole
143 VIVENDI UNIVERSAL               SPON ADR NEW     92851S204   1032       15800  SH     Defined      01         Sole
144 VOICESTREAM WIRELESS CORP       COM              928615103   2770       27525  SH     Defined      01         Sole
145 VOICESTREAM WIRELESS CORP       COM              928615103   8309       82575  SH     Sole                    Sole
146 WATSON PHARMACEUTICALS INC      COM              942683103    713       13921  SH     Defined      01         Sole
147 WELLS FARGO & CO NEW            COM              949746101   2917       52380  SH     Defined      01         Sole
148 WESTWOOD ONE INC                COM              961815107   1008       52220  SH     Defined      01         Sole
149 WEYERHAEUSER CO                 COM              962166104   1476       29075  SH     Defined      01         Sole
150 WORLD ACCESS INC                COM              98141A101     36       15106  SH     Defined      01         Sole
151 WORLD ACCESS INC                COM              98141A101     70       29214  SH     Sole                    Sole
152 WORLDCOM INC GA NEW             COM              98157D9A6      9       50000 Call    Defined      01         Sole
153 WORLDCOM INC GA NEW             COM              98157D9A6     28      150000 Call    Sole                    Sole
154 XO COMMUNICATIONS INC           CL A             983764101   1007       56533  SH     Defined      01         Sole

                                                      Totals:  424615    12758067